Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
6. REVENUE
The Company primarily derives its revenue from selling robotic fulfillment and material handling systems, which consist of a network of automated machinery installed at the customer location and configured to meet specified performance requirements, such as accuracy, throughput and up-time.
Revenue is recognized when control of the promised products is transferred to the customer, or when services are satisfied under the contract, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services (the transaction price). Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.
The Company’s contracts typically have multiple performance obligations that may include system delivery, installation, testing, and training. Judgment is required to determine whether performance obligations specified in these contracts are distinct and should be accounted for as separate revenue transactions for recognition purposes. The Company also provides assurance-based warranties that are not considered a distinct performance obligation. The Company allocates the total transaction price to each performance obligation in an amount based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation. The Company uses a cost-plus margin approach to determine the stand-alone selling price for separate performance obligations.
Each customer contract is evaluated individually to determine the appropriate pattern of revenue recognition. Contracts that are recognized over time meet the criteria that the Company is creating or enhancing an asset that the customer controls. The system is delivered to the customer and control is transferred, after which point the Company performs installation and implementation services to fully integrate the system at the customer’s location. As such, revenue recognition begins upon delivery, continues throughout the installation and implementation period, and concludes upon customer acceptance. Revenue from customer contracts is generally expected to be recognized over a period of three to six months. There historically have been, and potentially will be in the future, customer contracts that contain obligations and timelines that result in revenue being recognized over extended periods, which may include periods greater than 12 months. The Company typically uses total estimated labor hours as the input to measure progress as labor hours represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Installation and training services are evaluated together with the delivery of robotic fulfillment or material handling systems as a singular performance obligation.
The Company determined that the revenue of one of its robotic fulfillment system contracts should be recognized at a point in time as the contract did not meet any of the three criteria to recognize revenue over time as defined in ASC
606-10-25-27
due to the terms within the contract. Obligations under this contract were fulfilled in March 2020 and the Company determined no similar contracts exist as of June 30, 2021 or December 31, 2020.
Other performance obligations recognized at a point in time include the sale and delivery of spare parts and pilot agreements. Pilot agreements are typically short-term contracts designed to demonstrate the Company’s technology and ability to serve the customer. Due to the exploratory nature of pilot agreements, revenue is recognized at a point in time once the evaluation activities are complete.
Other performance obligations recognized over time include, but are not limited to, maintenance, extended support, and research services, which are recognized ratably on a straight-line-basis as the Company assumes an even distribution of performance over the service period.
Shipping and handling activities that occur after control of a product has transferred to the customer are accounted for as fulfillment activities rather than performance obligations, as allowed under a practical expedient provided by ASC 606. Shipping and handling fees charged to customers are recognized as revenue and the related costs are included in cost of revenue at the point in time when ownership of the product is transferred to the customer.
The following table disaggregates revenue by timing of transfer of goods or services:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Transferred over time	$4,275	$2,535	$8,211	$6,465
Transferred at a point in time	228	217	257	22,563

Total revenue	$4,503	$2,752	$8,468	$29,028

Payment terms offered to customers are defined in contracts and do not include a significant financing component. Payment milestones typically exist throughout the course of a contract and generally occur upon signing of an agreement, delivery of a system, start and completion of installation and testing, and upon acceptance of the system. The nature of the Company’s contracts may give rise to variable consideration, typically related to fees charged for shipping and handling. The Company generally estimates such variable consideration at the most likely amount. In addition, the Company includes the estimated variable consideration in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the related uncertainty is resolved. These estimates are based on historical experience and the Company’s best judgment at the time. Because of the certainty in estimating these amounts, they are included in the transaction price of the Company’s contracts and the associated remaining performance obligations. The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less.
Contracts may be modified to account for changes in contract specifications and requirements. Contract modifications exist when the modification either creates new or changes the existing enforceable rights and obligations. Most of the Company’s contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effects of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, are recognized as an adjustment to revenue on a cumulative catch-up
basis.
Deferred Fulfillment Costs and Contract Balances
As of June 30, 2021 and December 31, 2020, the Company incurred $13.4 million and $3.5 million of net deferred fulfillment costs, respectively.
Changes in the contract liability balance during the six months ended June 30, 2021 were due to the Company receiving additional advanced cash payments from customer contracts and the Company recognizing revenue as performance obligations were met. The following table summarizes changes in contract liabilities during the six months ended June 30, 2021:

Contract Liabilities
(in thousands)
Contract liabilities at December 31, 2020	$22,331

Additions to contract liabilities during the period	9,728
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(7,084)
Amounts added to contract liabilities during the period	(1,210)

Contract liabilities at June 30, 2021	$23,765

There were no significant contract asset balances for all periods presented.

6. REVENUE
The Company primarily derives its revenue from selling robotic fulfillment and material handling systems, which consist of a network of automated machinery installed at the customer location and configured to meet specified performance requirements such as accuracy, throughput and up-time.
Revenue is recognized when control of the promised products is transferred to the customer, or when services are satisfied under the contract, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services (the transaction price). Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.
The Company’s contracts typically have multiple performance obligations that may include system delivery, installation, testing, and training. Judgment is required to determine whether performance obligations specified in these contracts are distinct and should be accounted for as separate revenue transactions for recognition purposes. The Company also provides assurance-based warranties that are not considered a distinct performance obligation. The Company allocates the total transaction price to each performance obligation in an amount based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation. The Company uses a cost-plus margin approach to determine the stand-alone selling price for separate performance obligations.
Each customer contract is evaluated individually to determine the appropriate pattern of revenue recognition. Contracts that are recognized over time meet the criteria that the Company is creating or enhancing an asset that the customer controls. The system is delivered to the customer and control is transferred, after which point the Company performs installation and implementation services to fully integrate the system at the customer’s location. As such, revenue recognition begins upon delivery, continues throughout the installation and implementation period, and concludes upon customer acceptance. Revenue from customer contracts is generally expected to be recognized over a period of three to six months. There historically have been, and potentially will be in the future, customer contracts that contain obligations and timelines that result in revenue being recognized over extended periods, which may include periods greater than 12 months. The Company typically uses total estimated labor hours as the input to measure progress as labor hours represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer. Installation and training services are evaluated together with the delivery of robotic fulfillment or material handling systems as a singular performance obligation.
The Company determined that the revenue of one of its robotic fulfillment system contracts should be recognized at a point in time as the contract did not meet any of the three criteria to recognize revenue over time as defined in ASC
606-10-25
27 due to the terms within the contract. As such, the Company capitalized the related fulfillment costs, which is presented as deferred fulfillment costs on the consolidated balance sheet as of December 31, 2019. Obligations under this contract were fulfilled in March 2020 and the Company determined no similar contracts exist as of December 31, 2020.
Other performance obligations recognized at a point in time include the sale and delivery of spare parts and pilot agreements. Pilot agreements are typically short-term contracts designed to demonstrate the Company’s technology and ability to serve the customer. Due to the exploratory nature of pilot agreements, revenue is recognized at a point in time once the evaluation activities are complete.
Other performance obligations recognized over time include, but are not limited to, maintenance, extended support, and research services, which are recognized ratably on a straight-line-basis as the Company assumes an even distribution of performance over the service period.
Shipping and handling activities that occur after control of a product has transferred to the customer are accounted for as fulfillment activities rather than performance obligations, as allowed under a practical expedient provided by ASC 606. Shipping and handling fees charged to customers are recognized as revenue and the related costs are included in cost of revenue at the point in time when ownership of the product is transferred to the customer.
The following table disaggregates revenue by timing of transfer of goods or services:

	Years Ended December 31,
	2020	2019
	(in thousands)
Transferred over time	$10,045	$7,872
Transferred at a point in time	24,790	100

Total Revenue	$34,835	$7,972

Payment terms offered to customers are defined in contracts and do not include a significant financing component. Payment milestones typically exist throughout the course of a contract and generally occur upon signing of an agreement, delivery of a system, start and completion of installation and testing, and upon acceptance of the system. The nature of the Company’s contracts may give rise to variable consideration, typically related to fees charged for shipping and handling. The Company generally estimates such variable consideration at the most likely amount. In addition, the Company includes the estimated variable consideration in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the related uncertainty is resolved. These estimates are based on historical experience and the Company’s best judgment at the time. Because of the certainty in estimating these amounts, they are included in the transaction price of the Company’s contracts and the associated remaining performance obligations. The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less.
Contracts may be modified to account for changes in contract specifications and requirements. Contract modifications exist when the modification either creates new or changes the existing enforceable rights and obligations. Most of the Company’s contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effects of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, are recognized as an adjustment to revenue on a cumulative catch-up
basis.
Deferred Fulfillment Costs and Contract Balances
As of December 31, 2020 and 2019, the Company incurred $3.5 million and $21.0 million of net deferred fulfillment costs, respectively.
Contract liabilities in aggregate were $22.3 million and $30.6 million as of December 31, 2020 and 2019, respectively. Changes in the contract liability balance during the years ended December 31, 2020 and 2019 were due to the Company receiving additional advanced cash payments from customer contracts and the Company recognizing revenue as performance obligations were met.
The following table summarizes changes in contract liabilities during the years ended December 31, 2020 and 2019:

Contract Liabilities
(in thousands)
Contract liabilities at December 31, 2018	$20,716

Additions to contract liabilities during the period	17,790
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(2,111)
Amounts added to contract liabilities during the period	(5,758)

Contract liabilities at December 31, 2019	30,637

Additions to contract liabilities during the period	26,398
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(29,743)
Amounts added to contract liabilities during the period	(4,961)

Contract liabilities at December 31, 2020	$22,331

There were no significant contract asset balances for all periods presented.